Accounts and Notes Receivable - Investment in Impaired Receivables (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Retail [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, Total	$ 569	$ 531
Unpaid Principal Balance, Total	569	526
Related Allowance, Total	292	247
Average recorded investment, Total	583	583
Retail [Member] | NAFTA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	17	6
With no related allowance recorded, Unpaid Principal Balance	17	6
With no related allowance recorded, Average recorded investment	11	5
With an allowance recorded, Recorded Investment	27	43
With an allowance recorded, Unpaid Principal Balance	27	38
Related Allowance, Total	13	28
With an allowance recorded, Average recorded investment	30	52
Retail [Member] | EMEA [Member]
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	447	478
With an allowance recorded, Unpaid Principal Balance	447	478
Related Allowance, Total	249	216
With an allowance recorded, Average recorded investment	473	522
Retail [Member] | APAC [Member]
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	78	4
With an allowance recorded, Unpaid Principal Balance	78	4
Related Allowance, Total	30	3
With an allowance recorded, Average recorded investment	69	4
Wholesale [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, Total	742	788
Unpaid Principal Balance, Total	739	785
Related Allowance, Total	101	108
Average recorded investment, Total	757	861
Wholesale [Member] | NAFTA [Member]
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	31	62
With an allowance recorded, Unpaid Principal Balance	30	61
Related Allowance, Total	6	10
With an allowance recorded, Average recorded investment	34	72
Wholesale [Member] | EMEA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	42	130
With no related allowance recorded, Unpaid Principal Balance	42	130
With no related allowance recorded, Average recorded investment	40	128
With an allowance recorded, Recorded Investment	644	501
With an allowance recorded, Unpaid Principal Balance	644	501
Related Allowance, Total	78	71
With an allowance recorded, Average recorded investment	655	568
Wholesale [Member] | LATAM [Member]
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	13	80
With an allowance recorded, Unpaid Principal Balance	11	77
Related Allowance, Total	10	19
With an allowance recorded, Average recorded investment	14	76
Wholesale [Member] | APAC [Member]
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	12	15
With an allowance recorded, Unpaid Principal Balance	12	16
Related Allowance, Total	7	8
With an allowance recorded, Average recorded investment	$ 14	$ 17